FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS | First Investors Strategic Income Fund

SUPPLEMENT DATED MAY 20, 2014

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2014

1. In “The Funds Summary Section”, under the heading “Principal Investment Strategies” on page 13, the third and fourth sentences in the second paragraph are deleted in their entirety and replaced with the following:

The income-related Underlying Funds are currently composed of the First Investors Cash Management Fund, First Investors Limited Duration High Quality Bond Fund, First Investors Government Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund, First Investors International Opportunities Bond Fund, First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund (“Underlying Income Funds”).  The Underlying Income Funds may invest in fixed income securities of any maturity, including U.S. Government securities, U.S. Government-sponsored enterprise securities, investment grade corporate bonds, municipal securities, mortgage-backed securities, asset-backed securities, below investment grade debt securities (commonly known as “high yield debt securities” or “junk bonds”), high yield secured floating rate loans and/or bonds, sovereign debt and currencies of developed and emerging market countries located outside of the United States, futures, options, forward foreign currency contracts, inverse floaters and/or interest rate swaps.

2. In “The Funds Summary Section”, under the heading “Principal Investment Strategies” on page 14, the third sentence in the first full paragraph is deleted in its entirety and replaced with the following:

The Fund anticipates that it will invest a significant portion of its net assets in the First Investors Limited Duration High Quality Bond Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund and First Investors International Opportunities Bond Fund and, to a lesser degree, in the First Investors Cash Management Fund, First Investors Government Fund, First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, and First Investors Equity Income Fund.

3.  In “The Funds Summary Section”, under the heading “Principal Investment Strategies” on page 14, the second sentence in the third full paragraph is deleted in its entirety and replaced with the following:

The Fund may invest in additional Underlying Funds that are not specifically described in this prospectus from time to time in the future so long as the Fund’s investments in any additional Underlying Fund, at the time of such investment, does not exceed 5% of the Fund’s total assets.

4.  In “The Funds Summary Section”, under the heading “Principal Risks of the Underlying Funds”, the second sentence under the sub-heading “Credit Risk” on page 16 is deleted in its entirety and replaced with the following:

The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans.

5.  In “The Funds Summary Section”,  under the heading “Principal Risks of the Underlying Funds”, the following is added after the first sentence under the sub-heading “Interest Rate Risk” on page 16:

The Underlying Funds may be subject to a greater risk of rising interest rates during periods of historically low interest rates.

6.  In “The Funds Summary Section”, under the heading “Principal Risks of the Underlying Funds”, the following is added after the last sentence under the sub-heading “Market Risk” on page 16:

Adverse market events may lead to increased redemptions, which could cause an Underlying Fund to experience a loss when selling securities to meet redemption requests by shareholders.